Derivatives - Credit-related Contingent Features and Collateral (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014
Derivative [Line Items]
Additional collateral required to be posted upon downgrade, one incremental notch	$ 1,402
Additional collateral required to be posted upon downgrade, second incremental notch	2,825
Credit derivatives
Derivative [Line Items]
Derivative liability subject to unilateral termination upon downgrade, one incremental notch	1,785
Derivative liability subject to unilateral termination upon downgrade, second incremental notch	3,850
Collateral posted subject to unilateral termination upon downgrade, one incremental notch	1,520
Collateral posted subject to unilateral termination upon downgrade, second incremental notch	2,986
Bank of America, N.A.
Derivative [Line Items]
Additional collateral required to be posted upon downgrade, one incremental notch	1,072
Additional collateral required to be posted upon downgrade, second incremental notch	$ 1,886